Segment information - Geographic information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	€ 838,617	€ 914,816	€ 1,035,383
Property and equipment, net	33,172	162,001
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	192,526	194,416	255,501
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	85,284	95,893	108,080
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	68,491	73,143	85,308
Property and equipment, net	30,681	159,071
Australia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	36,635	47,737	50,623
All other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	455,681	503,627	€ 535,871
Property and equipment, net	€ 2,491	€ 2,930